Income Tax (Details) - Schedule of reconciliation of effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
True-ups	0.00%	0.40%
Loss on change in fair value of warrant liability	(14.60%)	0.00%
Income tax provision	6.40%	21.40%